Equity - Accumulated Other Comprehensive Earning/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, Beginning balance	$ 63.0	$ 90.3	$ 90.3	$ 27.9	$ 49.4
Foreign currency translation adjustments	(25.2)	(9.2)	(27.3)	62.4	(21.5)
Foreign currency translation adjustments, Ending balance			63.0	90.3	27.9
Change in unrealized loss on derivatives, Beginning balance	(21.6)	(36.8)	(36.8)	(49.3)	(19.4)
Change in unrealized loss on derivatives	20.7	9.4	15.2	12.5	(29.9)
Change in unrealized loss on derivatives, Ending balance			(21.6)	(36.8)	(49.3)
Deferred compensation, Beginning balance	0.7	0.6	0.6	(0.3)
Deferred compensation, net of tax			0.1	0.9	(0.3)
Deferred compensation, Ending balance			0.7	0.6	(0.3)
Net change in minimum pension liability, Beginning balance	(34.6)	(8.1)	(8.1)	(26.8)	(25.5)
Net change in minimum pension liability, net of tax	0	1.6	(26.5)	18.7	(1.3)
Net change in minimum pension liability, Ending balance			(34.6)	(8.1)	(26.8)
Other Comprehensive income/(Loss), Beginning balance	7.5	46.0	46.0	(48.5)	4.5
Other comprehensive income/(loss), net of tax	(3.7)	2.0	(38.5)	94.5	(53.0)
Other Comprehensive income/(Loss), Ending balance			$ 7.5	$ 46.0	$ (48.5)